Stock-based Compensation wtd avg periods (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 15,000,000	$ 15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						3,818,182
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value					$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Allocated Share-based Compensation Expense		$ 3,000,000	$ 3,000,000	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period					(14,184)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					10,919,802
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price					4.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price					$ 2.68
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Beginning Balance				0	1,174,860
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					(2,955)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Ending Balance					0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value					$ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value					$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period					(1,171,905)
Weighted Average Fair Value of Cancelled Restricted Units					$ 1.91
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		42,056	93,446	817,251
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(63,520)	(29,520.00)	(0.00)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 10.35	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0	42,848.00	104,489.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Beginning Balance		733,840	712,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Ending Balance	712,376	712,376	733,840	712,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 19.23	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 18.28	10.92	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value			$ 18.64	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations		0	0.00	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 19.92	$ 19.92	$ 19.23	$ 20.33
Allocated Share-based Compensation Expense	$ 1,000,000	$ 0